Investment Risks - AB Government Money Market Portfolio	Apr. 30, 2026
Interest Rate Risk [Member]
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Interest Rate Risk: Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00.

Credit Risk [Member]
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Credit Risk: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Illiquid Investments Risk [Member]
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Illiquid Investments Risk: Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

Management Risk [Member]
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Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Money Market Fund Risk [Member]
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Money Market Fund Risk: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 (“Money Market Fund Reforms”) that, among other things, removed the provisions in Rule 2a-7 that permitted a money market fund to suspend redemptions. The Money Market Fund Reforms also removed the link between liquidity fees and impaired liquidity of the Portfolio’s investments, permitting a government money market fund, such as the Portfolio, to impose a discretionary liquidity fee if the fund’s board of directors determines that a liquidity fee is in the best interests of the fund. These changes under the Money Market Fund Reforms became effective on October 2, 2023. The Portfolio’s Board of Directors previously determined not to impose liquidity fees on, or suspend, redemptions.
The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels, tariffs and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets may decline.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Portfolio.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
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Risk [Text Block]	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
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Risk [Text Block]	The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.